Business Combination (Details Narrative) - USD ($)		12 Months Ended
	Jan. 11, 2017	Mar. 31, 2018
Intangible asset estimated useful lives		10 years
Grand World Shares [Member]
Equity interest percentage	100.00%
Cash consideration	$ 600,000